Concentrations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Concentrations [Abstract]
FDIC insured limit (in Dollars)	$ 250,000		$ 250,000		$ 250,000
Percentage of total revenue	96.00%	100.00%	94.00%	92.00%	89.00%	82.00%
Sales to customers totaling (in Dollars)					$ 154,000	$ 361,000